Investments in Securities (Gross Unrealized Holding Losses on Investments in Available-for-Sale Securities and Fair Value of Related Investments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Available for sale securities, Fair value	¥ 316,560	¥ 383,904
Available for sale securities, Unrealized losses	4,348	900
Equity Securities [Member] | Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value	48,891	6,222
Available for sale securities, Unrealized losses	4,342	887
Equity Securities [Member] | Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value	48,891	6,222
Available for sale securities, Unrealized losses	4,342	887
Corporate and Government Bonds [Member] | Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value		1,194
Available for sale securities, Unrealized losses		8
Corporate and Government Bonds [Member] | Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value		1,194
Available for sale securities, Unrealized losses		8
Other Debt Securities [Member] | Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value	35	40
Available for sale securities, Unrealized losses	6	5
Other Debt Securities [Member] | Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value	35	40
Available for sale securities, Unrealized losses	6	5
Continuous Unrealized Loss Position [Member]
Available for sale securities, Fair value	48,926	7,456
Available for sale securities, Unrealized losses	4,348	900
Continuous Unrealized Loss Position [Member] | Less than 12 Months [Member]
Available for sale securities, Fair value	48,926	7,456
Available for sale securities, Unrealized losses	4,348	900
Equity Securities [Member]
Available for sale securities, Fair value	313,813	379,358
Available for sale securities, Unrealized losses	4,342	887
Corporate and Government Bonds [Member]
Available for sale securities, Fair value	2,201	3,961
Available for sale securities, Unrealized losses		8
Other Debt Securities [Member]
Available for sale securities, Fair value	546	585
Available for sale securities, Unrealized losses	¥ 6	¥ 5